Derivatives - Schedule of Notional Amount Of Credit Derivatives Purchased (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Received risk	R$ (87,134)	R$ (73,103)
Transferred risk	28,138	27,708
Net risk	(58,996)	(45,395)
CDS
Disclosure of detailed information about financial instruments [line items]
Received risk	(34,561)	(37,066)
Transferred risk	28,138	27,708
Net risk	(6,423)	(9,358)
TRS
Disclosure of detailed information about financial instruments [line items]
Received risk	(52,573)	(36,037)
Net risk	R$ (52,573)	R$ (36,037)